Interest expense	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Interest expense	Interest expense
Interest expense and similar charges in the consolidated income statement includes the interest accruing in the year on all financial liabilities with an implicit or explicit return, including remuneration in kind, calculated by applying the effective interest method, irrespective of measurement at fair value; the rectifications of cost as a result of hedge accounting; and the interest cost attributable to provisions recorded for pensions.
The detail of the main items of interest expense and similar charges accrued in 2024, 2023 and 2022 is as follows:

EUR million
	2024	2023	2022
Central banks deposits	1,745	2,178	706
Credit institution deposits	7,638	7,172	2,784
Customer deposits	36,465	33,238	16,994
Debt securities issued and subordinated liabilities	14,774	12,751	8,464
Marketable debt securities	13,377	11,702	7,472
Subordinated liabilities (note 23)	1,397	1,049	992
Provisions for pensions (note 25)	106	94	100
Lease Liabilities	126	130	116
Other interest expense	5,213	6,428	3,647
	66,067	61,991	32,811
Most of the interest expense and similar charges was generated by the Group’s financial liabilities that are measured at amortised cost.